Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	$ 3,789	$ 3,794
Fair value of plan assets	3,706	3,722
Deficit	83	72
Effect of asset limit	41	48
Deficit and net defined benefit liability	124	120
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(422)	(441)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	546	561
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	450	466
Fair value of plan assets	526	523
Deficit	(76)	(57)
Effect of asset limit		0
Deficit and net defined benefit liability	(76)	(57)
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(190)	(168)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 114	$ 111